INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments Accounted For Using Equity Method1 [Abstract]
Disclosure of investments accounted for using the equity method
The details of investments accounted for using the equity method are set forth below:

	December 31
CHF in millions	2025	2024
Balance at 1 January	48.4	52.5
Additions	—	0.6
Share of net results	5.9	1.3
Dividends	(3.3)	(3.0)
Other	(21.0)	(3.0)
Balance at 31 December	30.0	48.4